COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS	$ 118	$ 32
Royalty expense	83	123	178
Remaining contingent obligations	1,078
Minimum amount of products to be purchased				300
Purchase committment, period, years				2 years 6 months
Accrued royalties to a third party	55
Performance guarantees	4,111
Long-term Purchase Commitment [Line Items]
Restricted deposits	2,844	6,101
Africa Project [Member]
Long-term Purchase Commitment [Line Items]
Restricted deposits		4,280
Restricted deposits, average interest rate		1.50%
Short-term Debt [Member]
Long-term Purchase Commitment [Line Items]
Restricted deposits	2,571
Restricted deposits, average interest rate	0.16%
Other projects [Member]
Long-term Purchase Commitment [Line Items]
Restricted deposits	$ 273